Commitments and Contingencies	9 Months Ended	12 Months Ended
	Mar. 31, 2020	Jun. 30, 2019
Commitments and Contingencies Disclosure [Abstract]
Commitments and Contingencies

NOTE 12: COMMITMENTS AND CONTINGENCIES

Commitments

Office Lease

Effective May 1, 2019, the Company relocated its corporate office to 9841 Washingtonian Blvd., Suite 390, Gaithersburg, MD 20878, and incurs rent expense of $1,350 per month, which is payable to a related party. The lease term with the related party is a month-to-month arrangement.

Contracts and Commitments Executed Pursuant to the Transition Agreement

In the transaction whereby, Mr. Bhatnagar acquired control of the Company on January 11, 2019, the Company entered into material commitments including an employment agreement and a warrant agreement (see Note 10).

Contingencies

Judgment Settlement Agreement

Effective December 10, 2018, the Company entered into a “Judgment Settlement Agreement” to satisfy in full the Forbearance Agreement with Fife that was previously in effect. As a result, under the Judgment Settlement Agreement, no shares of the Company’s common stock are issuable or eligible to be converted into. Under the terms of the Judgment Settlement Agreement, the Company is required to pay $15,000 per month from January 15, 2019 through and including February 15, 2020, with a final payment of $195,000 due and payable in March of 2020. The Company made all required payments with the exception of the final payment of $195,000 which was due and payable in March of 2020. The Company and Fife are negotiating a structure whereby the Company will be able to make the final payment of $195,000, which may include additional consideration depending upon the timing of when the final payment is made. The Company expects to repay Fife the agreed upon balance due as quickly as possible based upon its available capital. The ultimate final payment amount is expected to be less than the liability balance of $762,921 presented as liabilities in arrears – judgement settlement agreement on the consolidated balance sheets (see Note 7).

Amounts Contingent upon Certain Terms of Change in Control Agreements Effective January 11, 2019

To the extent Company does not eliminate the certain liabilities by March 31, 2020, the Warrant Cap pertaining to Warrants to be issued to Mr. Bhatnagar, the Settlement Reserve shares shall be increased by that number of shares at $0.25, which equals the amount of the remaining liabilities. Amendment No. 1 to the original Reserve Agreement expired with no further amendment.

The Change in Control Agreements, effective January 11, 2019, also have certain provisions that may accelerate the warrant “earn out” formula contained in the Transition Agreement. As of March 31, 2020, all available warrants to be earned by the Chief Executive Officer have been earned.

NOTE 15: COMMITMENTS AND CONTINGENCIES

Commitments

Effective May 1, 2019, the Company relocated its corporate office to 9841 Washingtonian Blvd., Suite 390, Gaithersburg, MD 20878, and incurs rent expense of $1,350 per month, which is payable to a related party. The lease term with the related party is a month-to-month arrangement.

Judgement Settlement Agreement

Effective December 10, 2018, the Company entered into a “Judgment Settlement Agreement” to satisfy in full the Forbearance Agreement with Fife that was previously in effect. As a result, under the Judgment Settlement Agreement, no shares of the Company’s common stock are issuable or eligible to be converted into. Under the terms of the Judgment Settlement Agreement, the Company is required to pay $15,000 per month from January 15, 2019 through and including February 15, 2020, with a final payment of $195,000 due and payable in March of 2020. The Company has made all payments required as of the date hereof. Failure to make any of the payments, when due, will result in an additional debt obligation, inclusive of principal and interest at the date of default ($570,660 as of June 30, 2019), to be immediately due and payable by the Company (see Note 10).

Contracts and Commitments Executed Pursuant to the Transition Agreement

In the transaction whereby, Mr. Bhatnagar acquired control of the Company on January 11, 2019, the Company entered into material commitments including an employment agreement and a warrant agreement (see Note 12).

Contingencies

Judgment Settlement Agreement

Effective December 10, 2018, the Company entered into a “Judgment Settlement Agreement” to satisfy in full the Forbearance Agreement with Fife that was previously in effect. As a result, under the Judgment Settlement Agreement, no shares of the Company’s common stock are issuable or eligible to be converted into. Under the terms of the Judgment Settlement Agreement, the Company is required to pay $15,000 per month from January 15, 2019 through and including February 15, 2020, with a final payment of $195,000 due and payable in March of 2020. The Company has made all payments required as of the date hereof. Failure to make any of the payments, when due, will result in an additional debt obligation, inclusive of principal and interest at the date of default ($570,660 as of June 30, 2019), to be immediately due and payable by the Company (see Note 10).

Should the Company satisfy the liability as described within the Judgement Settlement Agreement above, the Company would realize a gain on such settlement of approximately $580,000.

Amounts Contingent upon Certain Terms of Change in Control Agreements Effective January 11, 2019

To the extent Company does not eliminate the certain liabilities within six months of the effective date, the Warrant Cap for warrants issued to Mr. Bhatnagar shall increase by such number of shares at a price of $0.25 to equal the amount of the remaining liability.

The Change in Control Agreements, effective January 11, 2019, also have certain provisions that may accelerate the warrant “earn out” formula contained in the Transition Agreement.